GUIDESTONE FUNDS
Supplement dated March 6, 2025
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  CHANGE TO THE NAME OF THE GROWTH ALLOCATION FUND
Effective May 1, 2025, the Growth Allocation Fund will be renamed the Moderately Aggressive Allocation Fund.  Upon effectiveness, all references to the Growth Allocation Fund will be deleted and replaced with the Moderately Aggressive Allocation Fund.
II.  FEES AND EXPENSES CHANGES TO THE LOW-DURATION BOND FUND
Under the heading “Fees and Expenses” for the Low-Duration Bond Fund (“LDBF”), on page 74, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.30%	0.30%
Other expenses	0.06%	0.33%
Total annual Fund operating expenses	0.36%	0.63%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the LDBF, on page 74, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$37	$64
3 Years	$116	$202
5 Years	$202	$351
10 Years	$456	$786
III.  SUB-ADVISER CHANGES FOR THE LOW-DURATION BOND FUND
Effective on March 21, 2025, or as soon as practicable thereafter, Brown Brothers Harriman & Co., through a separately identifiable department known as Brown Brothers Harriman Mutual Fund Advisory Department, will become a new sub-adviser to the LDBF.
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In the section “Sub-Advisers and Portfolio Managers” for the LDBF, on page 79, the following disclosure is added in alphabetical order.

Brown Brothers Harriman & Co.
Andrew Hofer Principal, Portfolio Co-Manager	Since March 2025
Neil Hohmann Partner, Portfolio Co-Manager	Since March 2025
Paul Kunz, CFA Principal, Portfolio Co-Manager	Since March 2025
Under the heading “Sub-Advisers” for the LDBF, on page 213, the following disclosure is added in alphabetical order:
Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department (“BBH”), 140 Broadway, New York, New York 10005: Brown Brothers Harriman & Co. was founded in 1818 and remains one of the oldest continuously operated partnership banks in the United States. BBH is a registered investment adviser and serves as an investment adviser or sub-adviser to mutual funds and ETFs that are registered under the 1940 Act and collective investment funds organized under the Undertakings for Collective Investments in Transferable Securities. As of December 31, 2024, the firm had assets under management of approximately $96.7 billion. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Low-Duration Bond Fund are Andrew Hofer, Principal and Portfolio Manager, Neil Hohmann, Partner and Portfolio Co-Manager, and Paul Kunz, CFA, Principal and Portfolio Co-Manager. Messrs. Hofer, Hohmann and Kunz each have more than five years of investment management experience with BBH.
IV.  PORTFOLIO MANAGER UPDATES FOR THE GLOBAL BOND FUND
Effective December 31, 2024, with respect to Neuberger Berman Investment Advisers LLC ("Neuberger Berman"), Robert Dishner, Managing Director, Co-Manager of Global Bond Portfolios and Senior Portfolio Manager of Mult-Sector Fixed Income, began serving as a portfolio manager to the firm’s assigned portion of the Global Bond Fund (“GBF”).
In addition, effective December 31, 2025, Jon Jonsson, Managing Director and Senior Portfolio Manager, Global Investment Grade and Multi-Sector Fixed Income, will retire and will no longer serve as a portfolio manager for Neuberger Berman. Upon retirement, all references to Mr. Jonsson will be deleted in their entirety.

In the section “Sub-Advisers and Portfolio Managers” for the GBF, on page 93, the disclosure for Neuberger Berman is deleted in its entirety and replaced with the following:

Neuberger Berman Investment Advisers LLC
Ashok K. Bhatia, CFA Managing Director, Chief Investment Officer and Global Head of Fixed Income	Since November 2019
David M. Brown, CFA Managing Director, Global Co-Head of Investment Grade, Co-Head of Multi-Sector Fixed Income and Senior Portfolio Manager	Since November 2019
Robert Dishner Managing Director and Senior Portfolio Manager	Since December 2024
Adam Grotzinger, CFA Managing Director and Senior Fixed Income Portfolio Manager	Since November 2019
Jon Jonsson(1) Managing Director and Senior Portfolio Manager	Since November 2019

(1)
Effective December 31, 2025, Jon Jonsson will retire and will no longer serve as a portfolio manager to the GBF.
Under the heading “Sub-Advisers” for the GBF, on page 215, the disclosure for Neuberger Berman is deleted in its entirety and replaced with the following:
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), 1290 Avenue of the Americas, New York, New York 10104: Neuberger Berman is a registered investment adviser and, together with its affiliates, had approximately $508.0 billion in assets under management as of December 31, 2024. The firm provides discretionary and/or non-discretionary investment management services to a variety of clients, such as individuals, institutions, registered investment companies, non-U.S. registered funds, collective investment trusts and private investment funds. Ashok K. Bhatia, CFA, Managing Director, Chief Investment Officer and Global Head of Fixed Income; David M. Brown, CFA, Managing Director, Global Co-Head of Investment Grade, Co-Head of Multi-Sector Fixed Income and Senior Portfolio Manager; Robert Dishner, Managing Director and Senior Portfolio Manager; Adam Grotzinger, CFA, Managing Director and Senior Fixed Income Portfolio Manager; and Jon Jonsson, Managing Director and Senior Portfolio Manager (expected to retire December 31, 2025), are the portfolio managers responsible for the daily management of an assigned portion of the Global Bond Fund. Messrs. Bhatia, Brown, Dishner, Grotzinger and Jonsson have each been with Neuberger Berman for five years or more.
V.  PORTFOLIO MANAGER UPDATES FOR THE DEFENSIVE MARKET STRATEGIES® FUND
Effective on April 15, 2025, Edward J. Tostanoski III, CFA, Principal and Portfolio Manager of PGIM Quantitative Solutions LLC (“PGIM QS”), began serving as portfolio manager to the firm’s assigned portion of the Defensive Market Strategies Fund (“DMSF”).
In addition, effective on April 15, 2025, Marcus M. Perl, Principal and Portfolio Manager, will retire and will no longer serve as a portfolio manager for PGIM QS. Upon retirement, all references to Mr. Perl will be deleted in their entirety.

In the section “Sub-Advisers and Portfolio Managers” for the DMSF, on page 111, the disclosure for PGIM QS is deleted in its entirety and replaced with the following:

PGIM Quantitative Solutions LLC
Devang Gambhirwala Principal and Portfolio Manager	Since December 2021
Joel M. Kallman, CFA Vice President and Portfolio Manager	Since December 2021
Marcus M. Perl(1) Principal and Portfolio Manager	Since December 2021
Edward J. Tostanoski III, CFA Principal and Portfolio Manager	Since April 2025

(1)
Effective April 15, 2025, Marcus M. Perl will retire and will no longer serve as a portfolio manager to the DMSF.
Under the heading “Sub-Advisers” for the DMSF, on page 217, the disclosure for PGIM QS is deleted in its entirety and replaced with the following:
PGIM Quantitative Solutions LLC (“PGIM QS”), 655 Broad Street, Newark, New Jersey 07102: PGIM QS is a registered investment adviser and began managing multi-asset portfolios for institutional investors in 1975. As of December 31, 2024, the firm had assets under management of approximately $108.5 billion in quantitative equity and global multi-asset solutions for global client base of pension funds, endowments, foundations, sovereign wealth funds and sub-advisory accounts. PGIM QS uses a team approach to manage the firm’s assigned portion of the Defensive Market Strategies Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are Devang Gambhirwala, Principal and Portfolio Manager, Joel M. Kallman, CFA, Vice President and Portfolio Manager, Marcus M. Perl, Principal and Portfolio Manager (expected to retire on April 15, 2025), and Edward J. Tostanoski III, Principal and Portfolio Manager. Messrs. Gambhirwala, Kallman, Perl and Tostanoski each have more than five years of experience with PGIM QS.
VI.  FEES AND EXPENSES CHANGES TO THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund (“SCEF”), on page 156, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.87%	0.87%
Other expenses	0.07%	0.35%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.95%	1.23%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the SCEF, on page 156, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$97	$125
3 Years	$303	$390
5 Years	$525	$676
10 Years	$1,166	$1,489

VII.  SUB-ADVISER CHANGES FOR THE SMALL CAP EQUITY FUND
Effective March 20, 2025, or as soon as practicable thereafter, Driehaus Capital Management LLC (“DCM”) will become a new sub-adviser to the SCEF.
In the section “Sub-Advisers and Portfolio Managers” for the SCEF, on page 160, the following disclosure is added in alphabetical order.

Driehaus Capital Management LLC
Jeffrey James Lead Portfolio Manager	Since March 2025
Michael Buck Portfolio Manager and Senior Analyst	Since March 2025
Prakash Vijayan, CFA Assistant Portfolio Manager and Senior Analyst	Since March 2025
Under the heading “Sub-Advisers” for the SCEF, on page 222, the following disclosure is added in alphabetical order:
Driehaus Capital Management LLC (“DCM”), 25 East Erie Street, Chicago, Illinois 60611: DCM is privately held independent investment adviser providing discretionary and non-discretionary advisory services to clients. DCM has been registered with the SEC since 1983, and as of December 31, 2024, the firm had assets under management of approximately $19.7 billion. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Small Cap Equity Fund are Jeffrey James, Lead Portfolio Manager, Michael Buck, Portfolio Manager and Senior Analyst, and Prakash Vijayan, CFA, Assistant Portfolio Manager and Senior Analyst. Messrs. James, Buck and Vijayan have over five years of experience with DCM.
VIII.  PORTFOLIO MANAGER UPDATES FOR THE SMALL CAP EQUITY FUND
Effective on April 1, 2025, with respect to Delaware Investments Fund Advisers (“DIFA”), all references to Francis X. Morris, Executive Director and Chief Investment Officer – U.S. Core Equity, are deleted in their entirety and replaced with Francis X. Morris, Executive Director and Senior Portfolio Manager – U.S. Core Equity. Additionally, effective on or about April 1, 2025, all references to David E. Reidinger, Managing Director and Senior Portfolio Manager, are deleted in their entirety and replaced with David E. Reidinger, Managing Director and Head of U.S. Core Equity.
Effective June 1, 2025, Mr. Morris will retire and will no longer serve as a portfolio manager for DIFA. Upon retirement, all references to Mr. Morris will be deleted in their entirety.
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In the section “Sub-Advisers and Portfolio Managers” for the SCEF, on page 160, the disclosure for DIFA is deleted in its entirety and replaced with the following:

Delaware Investments Fund Advisers
Christopher S. Adams, CFA Managing Director and Senior Portfolio Manager – U.S. Core Equity	Since September 2018
Francis X. Morris(1) Executive Director and Senior Portfolio Manager – U.S. Core Equity	Since September 2018
Michael S. Morris, CFA Managing Director and Senior Portfolio Manager – U.S. Core Equity	Since September 2018
Donald G. Padilla, CFA Managing Director and Senior Portfolio Manager- U.S. Core Equity	Since September 2018
David E. Reidinger Managing Director and Head of U.S. Core Equity	Since September 2018
Christina Van Het Hoen Senior Vice President and Portfolio Manager – U.S. Core Equity	Since July 2024

(1)
Effective on or about June 1, 2025, Francis X. Morris will retire and will no longer serve as a portfolio manager to the SCEF.
In the section “Sub-Advisers” for the SCEF, on page 222, the disclosure for DIFA is deleted in its entirety and replaced with the following:
Delaware Investments Fund Advisers (“DIFA”), 100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106: DIFA, and its predecessors have been managing assets since 1938. As of December 31, 2024, DIFA and its affiliates managed approximately $583.4 billion in assets under management across multiple asset classes in various institutional or separately managed investment company and insurance accounts. The Core Equity Team manages the firm’s assigned portion of the Small Cap Equity Fund. The team is led by David E. Reidinger, Managing Director and Head of U.S. Core Equity. The other members of the team are Christopher S. Adams, CFA, Francis X. Morris, Michael S. Morris, CFA, Donald G. Padilla, CFA, and Christina Van Het Hoen. Mr. Francis X. Morris, who holds the title of Executive Director and Senior Portfolio Manager – U.S. Core Equity (expected to retire on or about June 1, 2025), and Messrs. Adams, Michael S. Morris and Padilla, who each hold the title of Managing Director and Senior Portfolio Manager – U.S. Core Equity, have each served as portfolio managers of the firm for at least five years. Ms. Van Het Hoen holds the title of Senior Vice President and Portfolio Manager – U.S. Core Equity and began serving as a portfolio manager for the Small Cap Equity Fund in July 2024. Ms. Van Het Hoen joined DIFA in July 2021 as a Vice President and Senior Equity Analyst, and prior to DIFA, she was a Fixed Income Associate at Capital Group, where she served for more than five years.
IX.  PORTFOLIO MANAGER UPDATES FOR THE INTERNATIONAL EQUITY FUND
Effective on or about January 1, 2025, with respect to WCM Investment Management, LLC ("WCM") all references to Paul R. Black, Chief Executive Officer and Portfolio Manager, are deleted in their entirety and replaced with Paul R. Black, Co-Chief Executive Officer and Portfolio Manager, and all references to Michael B. Trigg, President and Portfolio Manager, are deleted in their entirety and replaced with Michael B. Trigg, Co-Chief Executive Officer and Portfolio Manager.

In the section “Sub-Advisers and Portfolio Managers” for the IEF, on page 172, the disclosure for WCM is deleted in its entirety and replaced with the following:

WCM Investment Management, LLC
Sanjay Ayer, CFA Portfolio Manager and Business Analyst	Since June 2020
Paul R. Black Co-Chief Executive Officer and Portfolio Manager	Since April 2019
Michael B. Trigg Co-Chief Executive Officer and Portfolio Manager	Since April 2019
Jon Tringale Portfolio Manager	Since March 2022
In the section “Sub-Advisers” for the IEF, beginning on page 223, the disclosure for WCM is deleted in its entirety and replaced with the following:
WCM Investment Management, LLC (“WCM”), 281 Brooks Street, Laguna Beach, California 92651: WCM is an investment advisory firm, registered with the SEC that specializes in providing innovative, equity investment advisory services. WCM was founded in 1976. As of December 31, 2024, the firm had assets under management of approximately $91.7 billion. WCM uses a team approach to manage an assigned portion of the International Equity Fund. The team is led by Sanjay Ayer, CFA, Portfolio Manager and Business Analyst, Paul R. Black, Co-Chief Executive Officer and Portfolio Manager, Michael B. Trigg, Co-Chief Executive Officer and Portfolio Manager, and Jon Tringale, Portfolio Manager. Each portfolio manager has been employed with WCM for five years or more.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS
Supplement dated March 6, 2025
to
Statement of Additional Information (“SAI”) dated May 1, 2024
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGE TO THE NAME OF THE GROWTH ALLOCATION FUND
Effective May 1, 2025, the Growth Allocation Fund will be renamed the Moderately Aggressive Allocation Fund. Upon effectiveness, all references to the Growth Allocation Fund will be deleted and replaced with the Moderately Aggressive Allocation Fund.
II.  SUB-ADVISER CHANGES FOR THE LOW-DURATION BOND FUND
Effective on March 21, 2025, or as soon as practicable thereafter, Brown Brothers Harriman & Co. (“BBH&Co”), through a separately identifiable department known as Brown Brothers Harriman Mutual Fund Advisory Department, will become a new sub-adviser to the LDBF.
In the section disclosing Control Persons of Sub-Advisers for the LDBF, on page 70, the following paragraph is added in alphabetical order.
Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department, 140 Broadway, New York, New York 10005: Brown Brothers Harriman & Co. is managed by the firm’s general partners under the direction of Managing Partner William Tyree. There are 38 general partners as of December 31, 2024. The general partners, together with the firm’s principals (i.e., most senior executives), actively manage the bank and participate extensively in client relationships. No single partner owns more than 10% of the firm.
In the section disclosing Portfolio Manager Compensation, beginning on page 89, the following disclosure for BBH&Co. is added in alphabetical order.
Brown Brothers Harriman & Co. (“BBH&Co”). Neil Hohmann is a Partner of BBH&Co. As a Partner, most of his compensation is linked directly to the profits of BBH&Co through a working interest in BBH&Co’s profits and a return on capital invested in BBH&Co. Mr. Hohmann’s working interest is set at the beginning of each calendar year by BBH&Co’s Executive Committee based on his overall contribution to BBH&Co, including the investment performance and profitability of the funds and accounts that he manages and co-manages. Mr. Hohmann has also invested capital in BBH&Co and receives an annual return on his invested capital that fluctuates each year based on the overall profits of BBH&Co. Mr. Hohmann is also paid a salary.
Andrew Hofer and Paul Kunz are Principals of BBH&Co (collectively, the “Principals”). The Principals are paid a salary and variable incentives based on experience, the investment performance of their respective funds and other portfolios managed or co-managed, and the overall profitability of BBH&Co. Their salaries are determined within a market competitive salary range, based on individual experience and performance, and are consistent with the salaries paid to other Principals of BBH&Co. The variable incentives are composed of three separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria (the “Performance Bonus”). A portion of the Performance Bonus is a deferred award. The second element is a cash bonus paid at the end of each calendar year based on the profitability of BBH&Co (the “Principal’s profit share”).
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The third, and typically the smallest element, is participation in a profit-sharing plan that allows all employees to share in the success of BBH&Co in meeting its profit objectives. This participation is a uniform portion of each employee’s salary plus eligible bonus payments and is paid to each employee’s 401(k) account. The main criteria for establishing the Principals Performance Bonuses are the investment performance of their respective funds and separate accounts managed by the Principals, their leadership, collaboration and communication skills. The Principals’ profit share is consistent with the percentage received by other Principals of BBH&Co.
BBH&Co seeks to meet the firm’s fiduciary obligation with respect to all investment management clients. BBH&Co has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH&Co monitors a variety of areas, including compliance with investment guidelines, review of allocation decisions and the investment in only those securities that have been approved for purchase and compliance with BBH&Co’s Code of Ethics. With respect to the allocation of investment opportunities, BBH&Co has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among clients over time. BBH&Co has structured the compensation of portfolio managers in a manner believed to be reasonably designed to safeguard the client from being negatively affected because of any such potential conflicts.
III.  SUB-ADVISER CHANGES FOR THE SMALL CAP EQUITY FUND
Effective March 20, 2025, or as soon as practicable thereafter, Driehaus Capital Management LLC (“DCM”) will become a new sub-adviser to the Small Cap Equity Fund (“SCEF”).
In the section disclosing Control Persons of Sub-Advisers for the SCEF, on page 76, the following paragraph is added in alphabetical order.
Driehaus Capital Management LLC (“DCM”), 25 East Erie Street, Chicago, Illinois 60611: DCM is owned by Driehaus Capital Holdings LLLP ("DCH") and RHD Holdings LLC. DCH and RHD Holdings LLC are owned by trusts created by Richard H. Driehaus. The trustee of these trusts is Driehaus Trust Company, LLC ("DTC"), which is a Nevada limited liability company that is licensed to act as a family trust company under Nevada law. DTC is governed by a board of directors. DCM's President and Chief Executive Officer, Steve Weber, is one of the three directors.
In the section disclosing Portfolio Manager Compensation, beginning on page 89, the following disclosure for DCM is added in alphabetical order.
Driehaus Capital Management LLC (“DCM”). Each lead portfolio manager, portfolio manager and assistant portfolio manager is paid a fixed salary plus a bonus. Bonuses are determined based on the terms of a Revenue Sharing Plan and include a base amount calculated as a percentage of management fees paid by the accounts managed. In addition, if performance exceeds certain percentile benchmarks when compared to its peer group (primarily using Morningstar rankings) and/or certain risk adjusted return formulas, the bonus pool increases as a percentage of the management fees paid by the accounts managed within the strategy.
Michael Buck and Prakash Vijayan also receive a bonus based on a percentage of their salary, which has both subjective and objective components. Objective compensation is awarded at the end of each year based on four separate components: (i) incentive compensation tied to the performance of the strategies that use his research; (ii) incentive compensation tied to performance attribution within the universe he covers; (iii) the quality and performance of a mock portfolio that each of Messrs. Buck and Vijayan manage specific to his coverage universe; and (iv) incentive compensation tied to the assets under management growth of the strategies in which his research is used. In addition, a subjective annual bonus may also be earned based on the lead portfolio manager’s formal annual review of each of Messrs. Buck and Vijayan. This review covers an array of topics, such as technical knowledge, process, new idea generation, teamwork and communication.
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If DCM declares a profit sharing plan contribution, the lead portfolio manager, portfolio manager and assistant portfolio manager also would receive such contribution. The lead portfolio manager, portfolio manager and assistant portfolio manager participate in a deferred compensation plan.
IV.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective on or about June 1, 2025, with respect to Delaware Investments Fund Advisers (“DIFA”), Francis X. Morris, who is currently Executive Director and Chief Investment Officer – U.S. Equity but will become Executive Director and Senior Portfolio Manager – U.S. Core Equity, effective April 1, 2025, will retire and will no longer serve as portfolio manager. Upon retirement, all references to Mr. Morris will be deleted in their entirety.
Effective December 31, 2024, with respect to Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Robert Dishner, Managing Director and Senior Portfolio Manager, began serving as a portfolio manager to the firm’s assigned portion of the Global Bond Fund (“GBF”). In addition, effective on December 31, 2025, Jon Jonsson, Managing Director and Senior Portfolio Manager, will retire and will no longer serve as a portfolio manager for Neuberger Berman. Upon retirement, all references to Mr. Jonsson will be deleted in their entirety.
Effective on April 15, 2025, with respect to PGIM Quantitative Solutions LLC (“PGIM QS”), Edward J. Tostanoski III, CFA, Principal and Portfolio Manager, began serving as portfolio manager to the firm’s assigned portion of the Defensive Market Strategies® Fund (“DMSF”). In addition, effective on April 15, 2025, Marcus M. Perl, Principal and Portfolio Manager, will retire and will no longer serve as a portfolio manager for PGIM QS. Upon retirement, all references to Mr. Perl will be deleted in their entirety.
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The Other Accounts Managed table, beginning on page 79, is amended as follows to add disclosures for BBH and Driehaus and incorporate portfolio manager updates for DIFA, Neuberger Berman and PGIM QS. The information is current as of December 31, 2024, unless indicated otherwise.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Brown Brothers Harriman & Co.
Andrew Hofer	6	$19,341	6	$2,626	141	$25,008	N/A	N/A	N/A	N/A	4	$520
Neil Hohmann	5	$10,880	7	$2,742	141	$25,008	N/A	N/A	N/A	N/A	4	$520
Paul Kunz, CFA	4	$10,780	4	$2,188	100	$20,171	N/A	N/A	N/A	N/A	4	$520
Delaware Investments Fund Advisers*
Christopher S. Adams, CFA	6	$9,592	N/A	N/A	16	$1,399	N/A	N/A	N/A	N/A	N/A	N/A
Francis X. Morris(1)	6	$9,592	N/A	N/A	16	$1,399	N/A	N/A	N/A	N/A	N/A	N/A
Michael S. Morris, CFA	6	$9,592	N/A	N/A	16	$1,399	N/A	N/A	N/A	N/A	N/A	N/A
Donald G. Padilla, CFA	6	$9,592	N/A	N/A	16	$1,399	N/A	N/A	N/A	N/A	N/A	N/A
David E. Reidinger	6	$9,592	N/A	N/A	16	$1,399	N/A	N/A	N/A	N/A	N/A	N/A
Christina Van Het Hoen	6	$9,592	N/A	N/A	16	$1,399	N/A	N/A	N/A	N/A	N/A	N/A
Driehaus Capital Management LLC
Jeffrey James	3	$1,361	1	$952	58	$8,007	N/A	N/A	N/A	N/A	5	$1,055
Michael Buck	3	$1,361	1	$952	58	$8,007	N/A	N/A	N/A	N/A	5	$1,055
Prakash Vijayan, CFA	3	$1,361	1	$952	58	$8,007	N/A	N/A	N/A	N/A	5	$1,055
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Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Neuberger Berman Investment Advisers LLC
Ashok K. Bhatia, CFA	11	$7,413	23	$12,833	28	$7,017	N/A	N/A	1	$342	N/A	N/A
David M. Brown, CFA	26	$8,028	116	$30,899	343	$41,510	10	176	1	$342	N/A	N/A
Derek Devens, CFA	5	$933	3	$2,301	123	$1,075	N/A	N/A	1	$59	N/A	N/A
Robert Dishner	2	$5,781	3	$6,868	1	$142	N/A	N/A			N/A	N/A
Rory Ewing	5	$933	3	$2,301	123	$1,075	N/A	N/A	1	$59	N/A	N/A
Adam Grotzinger, CFA	4	$1,320	19	$8,007	21	$3,326	N/A	N/A	1	$342	N/A	N/A
Jon Jonsson(2)	2	$803	13	$6,953	14	$618	N/A	N/A	N/A	N/A	N/A	N/A
Eric Zhou	5	$903	3	$2,301	123	$1,075	N/A	N/A	1	$59	N/A	N/A
PGIM Quantitative Solutions LLC
Devang Gambhirwala	52	$17,797	3	$429	25	N/A	N/A	N/A	N/A	N/A	4	$531
Joel M. Kallman, CFA	31	$48,840	1	$79	22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Marcus M. Perl(3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Edward J. Tostanoski III, CFA	38	$50,207	2	$122	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(1)
Effective June 1, 2025, Francis X. Morris, will retire and will no longer serve as a portfolio manager to the SCEF.
(2)
Effective December 31, 2025, Jon Jonsson, will retire and will no longer serve as a portfolio manager to the GBF.
(3)
Effective April 15, 2025, Marcus M. Perl, will retire and will no longer serve as a portfolio manager to the DMSF.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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